Quarterly Holdings Report
for
Fidelity® Puritan® Fund
May 31, 2024
PUR-NPRT3-0724
1.800346.120
Common Stocks - 67.0%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.9%
Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	130,100	12,196
LiveOne, Inc. (a)(b)	6,673,388	11,011
Netflix, Inc. (a)	180,170	115,601
PodcastOne, Inc.	318,475	605
Spotify Technology SA (a)	95,224	28,261
The Walt Disney Co.	1,012,757	105,236
Universal Music Group NV	621,863	19,380
Universal Music Group NV rights (a)(c)	621,863	182
		292,472
Interactive Media & Services - 4.9%
Alphabet, Inc. Class C	4,930,155	857,650
Meta Platforms, Inc. Class A (d)	1,345,229	627,993
Reddit, Inc. Class B (o)	28,500	1,546
		1,487,189
Media - 0.0%
Vice Holding, Inc. (a)(e)	1,498,461	0
TOTAL COMMUNICATION SERVICES		1,779,661
CONSUMER DISCRETIONARY - 7.1%
Automobiles - 0.3%
General Motors Co.	2,240,500	100,800
Neutron Holdings, Inc. (a)(e)(f)	4,168,198	130
		100,930
Broadline Retail - 3.4%
Amazon.com, Inc. (a)	5,850,208	1,032,211
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	712,920	103,323
Compass Group PLC	415,950	11,678
Domino's Pizza, Inc.	88,022	44,766
Draftkings Holdings, Inc. (a)	153,938	5,408
Hilton Worldwide Holdings, Inc.	521,746	104,662
		269,837
Household Durables - 0.2%
Blu Investments LLC (a)(e)(f)	14,988,638	5
D.R. Horton, Inc.	232,874	34,419
TopBuild Corp. (a)	29,600	12,371
		46,795
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A (a)	128,948	22,291
Lowe's Companies, Inc.	1,099,036	243,206
Revolve Group, Inc. (a)	201,549	3,846
RH (a)	239,930	65,244
The Home Depot, Inc.	6,100	2,043
TJX Companies, Inc.	1,317,214	135,805
		472,435
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	1,175,754	118,533
Moncler SpA	102,609	6,847
On Holding AG (a)	53,249	2,265
Ralph Lauren Corp. Class A	269,785	50,417
Tory Burch LLC Class B (a)(e)(f)(g)	1,027,581	40,877
		218,939
TOTAL CONSUMER DISCRETIONARY		2,141,147
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Monster Beverage Corp. (a)	218,968	11,369
Consumer Staples Distribution & Retail - 0.4%
Performance Food Group Co. (a)	197,931	13,776
Target Corp.	185,879	29,027
Walmart, Inc.	1,165,447	76,640
		119,443
Household Products - 0.1%
Kimberly-Clark Corp.	43,000	5,732
The Clorox Co.	191,016	25,130
		30,862
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	236,369	29,158
L'Oreal SA	10,418	5,142
		34,300
Tobacco - 0.0%
Philip Morris International, Inc.	101,900	10,331
TOTAL CONSUMER STAPLES		206,305
ENERGY - 2.4%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	4,196,989	140,515
TechnipFMC PLC	2,367,214	61,997
Tidewater, Inc. (a)	18,500	1,912
		204,424
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)	371,400	13,233
Canadian Natural Resources Ltd.	1,423,900	109,382
Cenovus Energy, Inc. (Canada)	8,916,100	185,852
Enterprise Products Partners LP	250,000	7,125
Exxon Mobil Corp.	179,500	21,048
Hess Corp.	150,596	23,207
Imperial Oil Ltd.	679,600	48,018
ONEOK, Inc.	302,500	24,503
Shell PLC ADR	1,207,300	87,867
		520,235
TOTAL ENERGY		724,659
FINANCIALS - 10.5%
Banks - 2.1%
Citigroup, Inc.	803,200	50,047
JPMorgan Chase & Co.	812,733	164,684
M&T Bank Corp.	120,500	18,268
PNC Financial Services Group, Inc.	409,634	64,472
Starling Bank Ltd. Series D (a)(e)(f)	7,254,400	29,303
U.S. Bancorp	1,088,468	44,137
UniCredit SpA	553,800	22,048
Wells Fargo & Co.	4,263,167	255,449
		648,408
Capital Markets - 3.6%
Ares Management Corp. Class A,	797,864	111,837
BlackRock, Inc. Class A	120,556	93,073
Blue Owl Capital, Inc. Class A	5,438,597	97,840
CME Group, Inc.	211,543	42,939
CVC Capital Partners PLC (h)	682,500	13,263
Deutsche Borse AG	91,841	18,302
Goldman Sachs Group, Inc.	371,148	169,436
Intercontinental Exchange, Inc.	370,161	49,565
KKR & Co. LP	1,247,666	128,310
London Stock Exchange Group PLC	1,018,976	119,441
Moody's Corp.	178,956	71,044
Morgan Stanley	881,146	86,211
MSCI, Inc.	16,400	8,121
Raymond James Financial, Inc.	129,662	15,916
TulCo LLC (a)(e)(f)(g)	42,857	29,656
UBS Group AG	632,727	20,171
		1,075,125
Consumer Finance - 0.5%
American Express Co.	217,683	52,244
Capital One Financial Corp.	737,300	101,475
		153,719
Financial Services - 2.8%
Apollo Global Management, Inc.	2,758,372	320,412
Berkshire Hathaway, Inc. Class B (a)	133,709	55,409
MasterCard, Inc. Class A	621,223	277,730
New Moda LLC Class 1 (a)(e)	62,880	22
Visa, Inc. Class A	729,946	198,881
		852,454
Insurance - 1.5%
Arthur J. Gallagher & Co.	378,403	95,861
Chubb Ltd.	560,237	151,723
Hartford Financial Services Group, Inc.	921,297	95,308
Marsh & McLennan Companies, Inc.	348,976	72,440
The Travelers Companies, Inc.	238,686	51,485
		466,817
TOTAL FINANCIALS		3,196,523
HEALTH CARE - 8.1%
Biotechnology - 1.4%
Avidity Biosciences, Inc. (a)	99,822	2,681
Blueprint Medicines Corp. (a)	18,200	1,921
Exact Sciences Corp. (a)	220,800	10,035
Legend Biotech Corp. ADR (a)	281,480	11,262
Madrigal Pharmaceuticals, Inc. (a)(i)	56,900	13,438
Moderna, Inc. (a)	1,214,139	173,076
Nuvalent, Inc. Class A (a)	109,392	7,178
Regeneron Pharmaceuticals, Inc. (a)	219,722	215,363
		434,954
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	5,874,627	443,946
DexCom, Inc. (a)	43,000	5,107
Edwards Lifesciences Corp. (a)	838,216	72,833
Glaukos Corp. (a)	367,763	41,454
Intuitive Surgical, Inc. (a)	221,192	88,946
Stryker Corp.	149,987	51,159
		703,445
Health Care Providers & Services - 0.8%
Centene Corp. (a)	1,298,615	92,968
Cigna Group	99,000	34,117
Elevance Health, Inc.	29,600	15,939
UnitedHealth Group, Inc.	187,124	92,696
		235,720
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	417,346	54,426
Bruker Corp.	200,980	13,166
Danaher Corp.	574,704	147,584
Thermo Fisher Scientific, Inc.	115,824	65,786
		280,962
Pharmaceuticals - 2.7%
Eli Lilly & Co.	633,321	519,539
GSK PLC	985,500	22,113
Merck & Co., Inc.	1,554,730	195,181
Novo Nordisk A/S Series B	514,727	69,739
		806,572
TOTAL HEALTH CARE		2,461,653
INDUSTRIALS - 9.1%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.	25,884	2,385
General Dynamics Corp.	550,054	164,890
General Electric Co.	1,010,330	166,846
Howmet Aerospace, Inc.	634,286	53,692
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	411,220	39,888
Class C (a)(e)(f)	56,070	5,439
Spirit AeroSystems Holdings, Inc. Class A (a)	57,500	1,743
The Boeing Co. (a)	937,793	166,561
TransDigm Group, Inc.	36,826	49,466
Woodward, Inc.	86,200	16,076
		666,986
Air Freight & Logistics - 0.2%
FedEx Corp.	300,096	76,212
Building Products - 1.5%
Carrier Global Corp.	1,172,343	74,080
The AZEK Co., Inc. Class A, (a)	141,000	6,762
Trane Technologies PLC	1,125,389	368,520
		449,362
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)	271,900	4,853
Cintas Corp.	91,173	61,813
		66,666
Construction & Engineering - 0.3%
Centuri Holdings, Inc. (i)	275,800	7,571
Fluor Corp. (a)	1,655,551	71,851
		79,422
Electrical Equipment - 2.3%
Eaton Corp. PLC	1,090,853	363,090
GE Vernova LLC	967,757	170,228
Hubbell, Inc. Class B	189,236	73,592
Nextracker, Inc. Class A (a)	732,899	40,434
Prysmian SpA	896,545	58,966
		706,310
Ground Transportation - 0.4%
Lyft, Inc. (a)	1,467,959	22,915
Uber Technologies, Inc. (a)	1,501,802	96,956
		119,871
Industrial Conglomerates - 0.1%
3M Co.	398,600	39,916
Machinery - 0.8%
Caterpillar, Inc.	466,860	158,041
PACCAR, Inc.	123,814	13,310
Parker Hannifin Corp.	63,106	33,542
Pentair PLC	286,645	23,327
		228,220
Passenger Airlines - 0.0%
Alaska Air Group, Inc. (a)(i)	226,028	9,498
Delta Air Lines, Inc.	113,963	5,814
		15,312
Professional Services - 0.2%
Equifax, Inc.	64,300	14,878
Leidos Holdings, Inc.	197,200	28,998
RELX PLC (London Stock Exchange)	139,600	6,124
		50,000
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	71,836	13,864
Ferguson PLC	119,329	24,551
United Rentals, Inc.	205,607	137,635
W.W. Grainger, Inc.	49,570	45,677
Watsco, Inc.	109,400	51,954
		273,681
TOTAL INDUSTRIALS		2,771,958
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	956,687	126,637
Flex Ltd. (a)	1,398,126	46,320
		172,957
IT Services - 0.1%
Accenture PLC Class A	3,466	978
Shopify, Inc. Class A (a)	607,899	35,957
X Holdings Corp. Class A (a)(e)(f)	172,430	5,018
		41,953
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	160,477	26,784
Analog Devices, Inc.	384,600	90,185
Applied Materials, Inc.	145,719	31,341
ASML Holding NV (depository receipt)	209,956	201,631
Astera Labs, Inc.	36,500	2,356
Broadcom, Inc.	20,000	26,571
GlobalFoundries, Inc. (a)	333,058	16,320
Marvell Technology, Inc.	5,774,735	397,360
Micron Technology, Inc.	1,315,488	164,436
Monolithic Power Systems, Inc.	38,780	28,528
NVIDIA Corp.	1,300,755	1,426,057
NXP Semiconductors NV	175,967	47,881
Qualcomm, Inc.	408,000	83,252
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,927,434	291,120
Teradyne, Inc.	1,020,400	143,815
Universal Display Corp.	417,274	73,315
		3,050,952
Software - 6.6%
Atom Tickets LLC (a)(e)(f)(g)	2,580,511	0
Dynatrace, Inc. (a)	374,340	17,119
Fair Isaac Corp. (a)	18,194	23,469
HubSpot, Inc. (a)	72,513	44,309
Microsoft Corp.	3,988,290	1,655,659
Salesforce, Inc.	374,672	87,838
SAP SE sponsored ADR	52,500	9,578
Synopsys, Inc. (a)	221,630	124,290
Zoom Video Communications, Inc. Class A (a)	374,344	22,962
		1,985,224
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	2,373,772	456,358
Samsung Electronics Co. Ltd.	100,000	5,305
		461,663
TOTAL INFORMATION TECHNOLOGY		5,712,749
MATERIALS - 3.4%
Chemicals - 1.4%
Celanese Corp. Class A	172,500	26,227
CF Industries Holdings, Inc.	674,100	53,746
International Flavors & Fragrances, Inc.	554,100	53,293
Linde PLC	535,692	233,305
Sherwin-Williams Co.	171,867	52,213
		418,784
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	174,643	99,910
Vulcan Materials Co.	112,100	28,672
		128,582
Containers & Packaging - 0.4%
Ball Corp.	926,082	64,298
International Paper Co.	1,006,500	45,383
		109,681
Metals & Mining - 1.2%
Agnico Eagle Mines Ltd. (United States) (i)	970,600	66,205
Freeport-McMoRan, Inc.	4,110,584	216,751
Gold Fields Ltd. sponsored ADR (i)	2,065,434	32,531
Ivanhoe Mines Ltd. (a)	3,104,300	44,824
		360,311
TOTAL MATERIALS		1,017,358
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Camden Property Trust (SBI)	95,200	9,772
Equity Residential (SBI)	847,500	55,113
Public Storage	259,900	71,168
		136,053
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	42,300	3,725
TOTAL REAL ESTATE		139,778
UTILITIES - 0.4%
Electric Utilities - 0.3%
Constellation Energy Corp.	228,909	49,730
NextEra Energy, Inc.	309,700	24,782
NRG Energy, Inc.	108,700	8,805
Southern Co.	187,300	15,010
		98,327
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	142,100	11,026
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	200,000	4,318
Vistra Corp.	155,000	15,357
		19,675
TOTAL UTILITIES		129,028
TOTAL COMMON STOCKS (Cost $12,111,716)		20,280,819

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(e)(f)	145,676	34,589

CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Goop International Holdings, Inc.:
Series C(a)(e)(f)	1,881,874	10,651
Series D(a)(e)(f)	342,241	1,937
		12,588
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(e)(f)	8,512,822	14

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(e)(f)	51,921	50,363

TOTAL CONVERTIBLE PREFERRED STOCKS		97,554
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(e)(f)	38,589,900	1,204
Series 1D(a)(e)(f)	40,824,742	1,274
		2,478
TOTAL PREFERRED STOCKS (Cost $64,945)		100,032

Corporate Bonds - 0.0%
	Principal Amount (j) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(e)(f)	1,371	1,770
4% 6/12/27(e)(f)	354	457
		2,227
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (e)(f)	3,617	3,617

TOTAL CORPORATE BONDS (Cost $5,342)		5,844

Fixed-Income Funds - 32.2%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (k)	10,050,927	1,047,608
Fidelity Investment Grade Bond Central Fund (k)	90,538,457	8,707,083
TOTAL FIXED-INCOME FUNDS (Cost $10,836,304)		9,754,691

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Fidelity Private Credit Co. LLC (f)(l) (Cost $11,768)	1,170,727	11,918

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (m)	135,370,712	135,398
Fidelity Securities Lending Cash Central Fund 5.39% (m)(n)	62,372,933	62,379
TOTAL MONEY MARKET FUNDS (Cost $197,776)		197,777

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $23,227,851)	30,351,081
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(74,643)
NET ASSETS - 100.0%	30,276,438

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Meta Platforms, Inc. Class A	Chicago Board Options Exchange	2,552	119,135	540.00	08/16/24	(2,335)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Affiliated company
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $119,135,000.
(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $268,110,000 or 0.9% of net assets.

(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,263,000 or 0.0% of net assets.

(i)	Security or a portion of the security is on loan at period end.
(j)	Amount is stated in United States dollars unless otherwise noted.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
(o)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $1,546 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	3,617

Atom Tickets LLC	8/15/17	15,295

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Fidelity Private Credit Co. LLC	6/06/22 - 5/03/24	11,767

Get Heal, Inc. Series B	8/17/23	18

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Space Exploration Technologies Corp. Class A	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class B	12/31/12 - 5/14/15	66,057

TulCo LLC	8/24/17 - 12/14/17	14,327

X Holdings Corp. Class A	10/25/22	17,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	119,215	2,901,437	2,885,253	6,731	(1)	-	135,398	0.3%
Fidelity High Income Central Fund	1,251,032	64,709	284,887	64,708	(21,719)	38,473	1,047,608	77.6%
Fidelity Investment Grade Bond Central Fund	8,540,786	631,909	453,576	281,673	(57,907)	45,871	8,707,083	22.0%
Fidelity Securities Lending Cash Central Fund 5.39%	69,423	369,517	376,561	62	-	-	62,379	0.3%
Total	9,980,456	3,967,572	4,000,277	353,174	(79,627)	84,344	9,952,468

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Co. LLC	5,469	6,890	558	938	(3)	120	11,918
	5,469	6,890	558	938	(3)	120	11,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	14,374	-	63	907	(58)	(3,242)	11,011
Total	14,374	-	63	907	(58)	(3,242)	11,011

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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